Summary of Significant Accounting Policies - Schedule of Lease Cost (Detail) - Cost of revenues and operating expenses [Member] ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 CNY (¥)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2019 CNY (¥)
Operating lease cost	¥ 131,529	$ 20,640	¥ 117,479	¥ 128,507
Cost of other leases with terms less than one year	¥ 99,923	$ 15,680	¥ 96,065	¥ 64,163